Gross Loans Analyzed by Performance (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Performing USD ($)	Sep. 30, 2014 Performing INR	Mar. 31, 2014 Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 560.8	34,727.5	29,686.5
Gross loans	$ 55,690.8	3,448,375.8	3,228,261.3	$ 55,130.0	3,413,648.3	3,198,574.8